Offerings - Offering: 1	Sep. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock, par value $0.01 per share
Amount Registered | shares	75,000
Proposed Maximum Offering Price per Unit	67.62
Maximum Aggregate Offering Price	$ 5,071,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 700.37
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the number of shares being registered shall be adjusted to include such additional indeterminate number of shares as may be issuable pursuant to the anti-dilution provisions of the IDT Corporation 2024 Equity Incentive Plan, as Amended and Restated (the "2024 Plan"). In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. (2) Represents shares of Class B Common Stock of the Registrant ("Class B Common Stock") reserved for issuance pursuant to the 2024 Plan. (3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act and based upon the average of the high and low reported prices of the shares of the Class B Common Stock on the New York Stock Exchange on September 24, 2026, a date within five business days prior to the filing of this Registration Statement.